FAIR VALUE MEASUREMENTS - Narrative (Details) - EBP 010 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fair Value Measurements [Line Items]
Valero common stock dividend income	$ 19,993,228	$ 14,952,860
Valero Common Stock [Member]
EBP, Fair Value Measurements [Line Items]
Percentage of Valero common stock to total investments at fair value	7.50%	6.80%
Valero common stock dividend income	$ 781,609	$ 755,683
Valero common stock share price (in dollars per share)	$ 162.79	$ 122.59